Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Novartis International Pharmaceutical Ltd.
Related Party Transaction [Line Items]
payments to related parties					$ 2,500	$ 0	$ 900
Silverstein Foundation | Funding Agreement
Related Party Transaction [Line Items]
Fund received from related parties						$ 0.5
Common Stock
Related Party Transaction [Line Items]
Issuance of common shares to PureTech, shares							1,886,363